ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

TRxADE HEALTH, INC. (“we”, “our”, “Trxade”, and the “Company”) owns 100% of Trxade, Inc., Integra Pharma Solutions, LLC, Community Specialty Pharmacy, LLC, Alliance Pharma Solutions, LLC, and Bonum Health, LLC. The merger of Trxade, Inc. and TRxADE HEALTH, INC. (formerly Trxade Group, Inc.) occurred in May 2013. Community Specialty Pharmacy was acquired in October 2018. SOSRx was created in February 2022 between Exchange Health, LLC. and Trxade. From January 2021 to December 2021 (from when it was dissolved), the Company also owned 100% of MedChecks, LLC.

Trxade, Inc., operates a web-based market platform that enables commerce among healthcare buyers and sellers of pharmaceuticals, accessories and services.

Integra Pharma Solutions, LLC (d.b.a. Trxade Prime), is a licensed pharmaceutical wholesaler and sells brand, generic and non-drug products to customers. Trxade Prime customers include all healthcare markets including government organizations, hospitals, clinics and independent pharmacies nationwide.

Alliance Pharma Solutions, LLC (d.b.a. DelivMeds) invested in SyncHealth MSO, LLC, a managed services organization, in January 2019, which investment was divested in February 2020. DelivMeds is currently being rebranded and the consumer-based app is still being developed. To date, we have not generated any revenue from this product.

Community Specialty Pharmacy, LLC, is an accredited independent retail pharmacy with a focus on a community-based model offering home delivery services to patients.

Bonum Health, LLC, was formed to hold certain telehealth assets acquired in October 2019. The “Bonum Health Hub” was launched in February 2020; however, due to the COVID-19 pandemic, the Company does not anticipate installations moving forward, and has taken a write off of the hubs purchased at June 30, 2021, in Loss on Inventory Investments of $143,891. The Bonum Health mobile application is available on a subscription basis, primarily as a stand-alone telehealth software application that can be licensed on a business-to-business (B2B) model to clients as an employment health benefit for the clients’ employees.

On February 15, 2022, the Company entered into a relationship with Exchange Health, LLC, a technology company providing an online platform for manufacturers and suppliers to sell and purchase pharmaceuticals (“Exchange Health”). SOSRx LLC, the created entity relating to the relationship, a Delaware limited liability company, was formed in February 2022, and is owned 51% by the Company and 49% by Exchange Health.

Basis of Present–tion - The accompanying unaudited interim consolidated financial statements of TRxADE HEALTH, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the Securities and Exchange Commission on March 28, 2022.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2021, as reported in the Company’s Annual Report on Form 10-K have been omitted.

Accounts Receivable – The Company’s receivables are from customers and are typically collected within 90 days. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. During the nine months ended September 30, 2022, and 2021, bad debt expense was $(98,841) and $616,215 respectively.

The Company had an Account Receivable with a single customer, GSG PPE, LLC (“GSG”), for the amount of $630,000 which was past due. The Company had obtained a Note Receivable which was due on September 30, 2021 and remained unpaid. The Company believes the amount may not be collectible without legal actions, and therefore, recorded bad debt expense. The note was not paid pursuant to its terms and the Company has filed suit to collect on the note and the personal guaranty securing the note. The Company settled the lawsuit in June of 2022 (See “NOTE 8 – CONTINGENCIES”, below).

Other Receivables – The Company’s other receivables balance is from one vendor. On May 20, 2022, effective as of May 18, 2022, Community Specialty Pharmacy, LLC (“CSP”) entered into an agreement to acquire COVID-19 testing kits from a third party vendor for an aggregate of $1,200,000, of which $875,000 was paid on May 23, 2022. The Company received the COVID-19 testing kits in July 2022. On August 18, 2022 the Company was informed by the vendor that the vendor had received a letter from the U.S. Food and Drug Administration (“FDA”) that the COVID-19 test kits were misbranded under Section 502(o) of the Federal Food. Drug, and Cosmetic Act (“FDC Act”) (21 USC 352(o)) and adulterated under Section 501(f) of the FDC Act (21 USC 351(f)). Furthermore, the vendor informed the Company that the letter from the FDA also stated that because of the FDA’s prohibition on the distribution of adulterated and/or misbranded devices applies to all parties along the distribution chain, the FDA was advising the vendor against furthering the distribution of the COVID-19 test kits in interstate commerce. At this time the Company has informed the vendor of the expectation of a full return of the $875,000 paid on May 23, 2022 along with any additional damages that the Company may incur. Currently the Company believes the amount to be collectable without legal action and the amount remains on the balance sheet as other receivable. If in the future the Company does not believe this amount can be recovered without legal action the amount will be recorded as bad debt expense.

Income (loss) Per Common Share – Basic net income per common share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted net income per common share is computed similar to basic net income per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The dilutive effect of the Company’s options and warrants is computed using the treasury stock method. As of September 30, 2022, we had 26,924 outstanding warrants to purchase shares of common stock and 338,857 options to purchase shares of common stock.

The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(528,742)	$(1,301,748)	$(2,606,839)	$(4,531,543)
Numerator for basic and dilute– EPS - income available to common stockholders	(503,003)	(1,301,748)	(2,546,913)	(4,531,543)
Denominator:
Denominator for basic and diluted EPS – weighted average shares	8,249,653	8,163,522	8,203,202	8,126,689
Basic and diluted loss per common share	$(0.06)	$(0.16)	$(0.31)	$(0.56)

NOTE 1 – ORGANIZATION

TRxADE HEALTH, INC. (“we”, “our”, “Trxade”, and the “Company”) owns 100% of Trxade, Inc., Integra Pharma Solutions, LLC, Community Specialty Pharmacy, LLC, Alliance Pharma Solutions, LLC, Bonum Health, LLC and MedCheks, LLC (from January 2021 to December 2021, when it was dissolved). The merger of Trxade, Inc. and TRxADE HEALTH, INC. occurred in May 2013. Community Specialty Pharmacy was acquired in October 2018.

Trxade, Inc. operates a web-based market platform that enables commerce among healthcare buyers and sellers of pharmaceuticals, accessories and services.

Integra Pharma Solutions, LLC is a licensed pharmaceutical wholesaler and sells brand, generic and non-drug products.

Community Specialty Pharmacy, LLC is an accredited independent retail pharmacy with a focus on specialty medications and a community-based model offering home delivery services to patients.

Alliance Pharma Solutions, LLC (d.b.a. DelivMeds) has developed a same day Pharma delivery software – Delivmeds.com and invested in SyncHealth MSO, LLC a managed services organization in January 2019, which investment was divested in February 2020.

Bonum Health, LLC, was formed to hold certain telehealth assets acquired in October 2019. The “Bonum Health Hub” was launched in November 2019 and was expected to be operational in April 2020; however, due to the COVID-19 pandemic, the Company does not anticipate installations moving forward, and has taken a write off of the hubs purchased at June 30, 2021, in Loss on Inventory Investments of $143,891 for the year ended December 31, 2021. The Bonum Health mobile application is available on a subscription basis, primarily as a stand-alone telehealth software application that can be licensed on a business-to-business (B2B) model to clients as an employment health benefit for the clients’ employees.

MedCheks, LLC, was formed in January 2021 and is a patient-centered, digital, precision healthcare platform that lets patients consolidate and control their health data via a digital Health Passport. This product has been discontinued and MedCheks, LLC was subsequently dissolved in December 2021.

On October 9, 2019, the Company’s Board of Directors, and on October 15, 2019, stockholders holding a majority of the Company’s outstanding voting shares, approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock in the range from one-for-two (1-for-2) to one-for-ten (1-for-10) and provided authority to the Company’s Board of Directors to select the ratio of the reverse stock split in their discretion (the “Stockholder Authority”). On February 12, 2020, the Board of Directors of the Company approved a stock split ratio of 1-for-6 (“Reverse Stock Split”) in connection with the Stockholder Authority and the Company filed a Certificate of Amendment with the Secretary of Delaware to affect the Reverse Stock Split.

Proportional adjustments were made to the conversion and exercise prices of the Company’s outstanding warrants and stock options, and to the number of shares issued and issuable under the Company’s stock incentive plans in connection with the Reverse Stock Split. The Reverse Stock Split did not affect any stockholder’s ownership percentage of the Company’s common stock, except to the limited extent that the Reverse Stock Split resulted in any stockholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share based on each holder’s aggregate ownership of the Company. All issued and outstanding shares of common stock, options and warrants to purchase common stock and per share amounts contained in the financial statements, have been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.